Stock Option Plan and Stock-Based Compensation - Summary of Outstanding Options Vesting, Expected to Vest, or Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Beginning Balance	2,228,855		1,760,984
Number of Options , Options granted	165,349	1,377,527
Number of Options , Options exercised	(117,955)	(78,374)
Number of Options, Options forfeited	(34,639)	(831,282)
Ending Balance	2,241,610	2,228,855
Number of Options, Vested and expected to vest	2,241,610
Number of options, exercisable	1,935,280
Weighted-Average Price Per Share, Beginning Balance	$ 7.83		$ 7.28
Weighted-Average Price Per Share, Options granted	10.47	$ 10.58
Weighted-Average Price Per Share, Options exercised	5.14	8.57
Weighted-Average Price Per Share, Options forfeited	12.69	0.47
Weighted-Average Price Per Share, Ending Balance	8.1	7.83
Weighted-Average Price Per Share, Vested and expected to vest	8.1
Weighted-Average Price Per Share, Exercisable	7.97
Weighted-Average Exercise Price, Beginning balance	10.65		$ 14.84
Weighted-Average Exercise Price, Options granted	17	12.58
Weighted-Average Exercise Price, Options exercised	7	10.9
Weighted-Average Exercise Price, Options forfeited	12	22.95
Weighted-Average Exercise Price, Ending balance	11.27	$ 10.65
Weighted Average Exercise Price, Vested and expected to vest	11.27
Weighted Average Exercise Price, Exercisable	$ 10.81
Weighted-Average Remaining Contractual Life (Years), Beginning Balance	5 years 8 months 19 days	6 years 2 months 23 days	6 years 10 days
Weighted-Average Remaining Contractual Life (Years), Vested and expected to vest	5 years 8 months 19 days
Weighted-Average Remaining Contractual Life (Years), Exercisable	5 years 2 months 26 days